VIA EDGAR

August 12, 2009

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re: A. T. Cross Company Commission File No. 1-6720

Ladies and Gentlemen:

Accompanying this letter for filing pursuant to the Securities Act of 1934, as amended, is a conformed copy of Form 10-Q for the A. T. Cross Company covering the quarterly and six month period ended July 4, 2009. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

We trust you will find everything in order.

Very truly yours
JOSEPH V. BASSI
Joseph V. Bassi
Finance Director